Derivative financial instruments, Cash flow hedges (Details) kr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 DKK (kr)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 DKK (kr)
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	$ 394,800	$ 506,200
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | Fixed Interest Rate [Member] | Bottom of Range [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Percentage of notional amount of hedge	1.38%	0.46%
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | Fixed Interest Rate [Member] | Top of Range [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Percentage of notional amount of hedge	3.02%	3.02%
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | Within One Year [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	$ 94,800
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | Within Two to Five Years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	$ 300,000
Forward Freight Agreements [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Maturity period	1 year
Forward Freight Agreements [Member] | Cash Flow Hedges [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	$ 19,200	$ 79,700
Forward Foreign Exchange Contracts [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	25,508	21,039	$ 32,608		$ 27,648
Foreign notional amount	$ 13,339	$ 8,818		kr 85,000		kr 60,000
Maturity period	12 months